                                                    REGISTRATION NO. 333-134307
                                                     REGISTRATION NO. 811-04335
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                 FORM N-6
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 19    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                            AMENDMENT NO. 117           [X]
                     (CHECK APPROPRIATE BOX OR BOXES)

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                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

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                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On December 31, 2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (      ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Separate Account FP.

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                                     NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 19 is to delay the effective date of Post-Effective Amendment No. 18, which was filed on October 8, 2014. The PEA does not amend or delete the currently effective Incentive Life Legacy Prospectuses, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 5th day of December, 2014.

                                   SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                   INSURANCE COMPANY (REGISTRANT)

                                   By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (DEPOSITOR)

                                   By:  /s/ Shane Daly
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 5th day of December, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries          Danny L. Hale   Lorie A. Slutsky
Ramon de Oliveira          Peter S. Kraus  Richard C. Vaughan
Denis Duverne              Mark Pearson
Barbara Fallon-Walsh       Bertram Scott

*By:  /s/ Shane Daly
      Shane Daly
      Attorney-in-Fact
      December 5, 2014